Commitment and Contingencies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Contingencies and Commitment.
2020	¥ 39,078
2021	38,638
2022	39,406
2023	48,092
2024 and thereafter	16,031
Total future lease payments	181,245
Accrued litigation liabilities	4,727	¥ 1,853
Litigation expenses	4,967	¥ 3,204	¥ 4,209
Leases Office Space | Bandwidth And Property Management Fees
Contingencies and Commitment.
2020	4,820
2021	4,820
2022	4,591
2023	5,509
2024 and thereafter	1,836
Total future lease payments	¥ 21,576